Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2022 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2023	¥ 5,156,032	$ 747,554
2024	3,622,346	525,191
2025	2,636,024	382,188
2026	1,260,792	182,798
2027 and thereafter	306,984	44,508
Future minimum payments under non-cancelable agreements	¥ 12,982,178	$ 1,882,239